FAIR VALUE MEASUREMENTS - Financial assets and liabilities (Details) - Recurring - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	$ 414,090,409	$ 414,020,525
Liabilities:
Derivative liabilities	20,789,520	40,532,280
Public Warrants
Liabilities:
Derivative liabilities	13,151,400	21,390,000
Private Placement Warrants
Liabilities:
Derivative liabilities	7,039,490	11,449,330
Forward Purchase Agreement
Liabilities:
Derivative liabilities	598,630	7,692,950
Level 1
Assets:
Investments held in Trust Account	414,090,409	414,020,525
Liabilities:
Derivative liabilities	13,151,400
Level 1 | Public Warrants
Liabilities:
Derivative liabilities	13,151,400
Level 2
Liabilities:
Derivative liabilities	7,039,490
Level 2 | Private Placement Warrants
Liabilities:
Derivative liabilities	7,039,490
Level 3
Liabilities:
Derivative liabilities	598,630	40,532,280
Level 3 | Public Warrants
Liabilities:
Derivative liabilities		21,390,000
Level 3 | Private Placement Warrants
Liabilities:
Derivative liabilities		11,449,330
Level 3 | Forward Purchase Agreement
Liabilities:
Derivative liabilities	$ 598,630	$ 7,692,950